DEPOSIT FOR NON-CURRENT ASSETS	9 Months Ended
Sep. 30, 2015
DEPOSIT FOR NON-CURRENT ASSETS [Abstract]
DEPOSIT FOR NON-CURRENT ASSETS
8.	DEPOSIT FOR NON-CURRENT ASSETS

Deposit for non-current assets consisted of the following:

	As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$
Buildings	85,722	98,158
Land use rights	793	-
Leasehold improvement and other fixed assets	-	4,490
	86,515	102,648

Deposit for buildings represented an interest free non-refundable deposit for the purchases of following: (i) 46,628 square meters of an office building and 373 parking spots in Chengdu, Sichuan province in the PRC for US$82,458; (ii) two floors of an office building in Changzhou, Jiangsu province in the PRC for US$1,432; and (iii) two floors of an office building in Chongqing in the PRC for US$14,268.